EQUITY - Disclosure of Equity (Details) Share in Thousands		12 Months Ended
	Nov. 11, 2020 shares	Dec. 31, 2021 Share shares	Dec. 31, 2020 Share shares
Equity [abstract]
Common shares outstanding beginning balance		282,115,000	246,194,000
Common shares issued	34,322,138		34,322,000
Exercise of share options | Share		2,777	1,599
Common shares outstanding ending balance		284,892,000	282,115,000